PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2019	2018
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Equipment	1,650	1,650
Total	1,608,164	1,608,164
Less: accumulated depreciation	(1,432,727)	(1,373,584)
Property and equipment, net	$175,437	$234,580